7. Other income and expenses (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	$ (270,754)	$ (204,414)	$ (215,578)
Charge related to the provision for lawsuits and claims
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(5,282)	(136,959)	(157,223)
Impairment of material and spare parts
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(31,568)	(58,295)	(52,920)
Charge related to the allowance for doubtful accounts
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(9,667)	0	0
Charge related to discount tax credits
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(223,885)	0	0
Others
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	$ (352)	$ (9,160)	$ (5,435)